Average Annual Total Returns - A I Shares - Ultra-Short Municipal Fund	Class A Past	Class A Life of Fund since	Class I Past	Class I Life of Fund since	Class I Inception Date	Class I Return After Taxes on Distributions Past	Class I Return After Taxes on Distributions Life of Fund since	Class I Return After Taxes on Distributions and Sale of Fund Shares Past	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	BLOOMBERG BARCLAYS 1 YEAR MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS 1 YEAR MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	(1.49%)	0.48%	1.07%	1.20%	May 31, 2016	1.06%	1.19%	0.94%	1.14%	1.76%	1.46%